SUBSEQUENT EVENTS (Details)					12 Months Ended
	Mar. 10, 2023 USD ($) $ / shares	Jan. 31, 2023 USD ($) company installment $ / shares shares	Jan. 11, 2023 USD ($)	Jul. 18, 2022 USD ($) shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2019 USD ($)
Subsequent Event [Line Items]
EBITDA targets					$ (11,881,000)	$ 5,455,000
Legacy Mondee shares (in shares) | shares				60,800,000
Mondee Group LLC
Subsequent Event [Line Items]
Shares paid				$ 20,336,000
TCW Credit Agreement | Line of Credit
Subsequent Event [Line Items]
Amount of loan							$ 95,000,000
Minimum aggregate principal amount							150,000,000
TCW Credit Agreement | Revolving Credit Facility | Line of Credit
Subsequent Event [Line Items]
Minimum aggregate principal amount							$ 15,000
Subsequent Event
Subsequent Event [Line Items]
Number of travel companies | company		4,800
Subsequent Event | Mondee Group LLC
Subsequent Event [Line Items]
Shares paid	$ 2,033,578
Common stock (in dollars per share) | $ / shares	$ 10.00
Subsequent Event | Silicon Valley Bank
Subsequent Event [Line Items]
Restricted cash and cash equivalents	$ 250,000
Subsequent Event | Credit Concentration Risk | Cash and Cash Equivalents
Subsequent Event [Line Items]
Concentration risk percentage	0.30%
Subsequent Event | Orinter Tour & Travel
Subsequent Event [Line Items]
Cash consideration		$ 20,464,000
Cash paid at close		18,928,000
Escrow Deposit		1,536,000
Value of shares issued for acquisition		$ 17,264,000
Number of earn out installments | installment		3
Earn out period (in years)		3 years
Subsequent Event | Orinter Tour & Travel | Earn Out Liability
Subsequent Event [Line Items]
Earn-out obligation		$ 10,000,000
Subsequent Event | Orinter Tour & Travel | Earn Out Liability | Earn Out Period One
Subsequent Event [Line Items]
EBITDA targets		10,500,000
Subsequent Event | Orinter Tour & Travel | Earn Out Liability | Earn Out Period Two
Subsequent Event [Line Items]
EBITDA targets		11,500,000
Subsequent Event | Orinter Tour & Travel | Earn Out Liability | Earn Out Period Three
Subsequent Event [Line Items]
EBITDA targets		$ 12,500,000
Subsequent Event | Orinter Tour & Travel | Common Class A
Subsequent Event [Line Items]
Equity interests issued and issuable, price per share (in dollars per share) | $ / shares		$ 10.00
Subsequent Event | Orinter Tour & Travel | Common Class A | Period One
Subsequent Event [Line Items]
Shares maintained in escrow, term (in years)		1 year
Subsequent Event | Orinter Tour & Travel | Common Class A | Period Two
Subsequent Event [Line Items]
Common stock shares acquired, maintained in escrow (in shares) | shares		903,202
Shares maintained in escrow, term (in years)		2 years
Subsequent Event | Term Loan | Revolving Credit Facility | Line of Credit
Subsequent Event [Line Items]
Minimum aggregate principal amount			$ 15,000,000
Subsequent Event | Term Loan A
Subsequent Event [Line Items]
Amount of loan			30,000,000
Subsequent Event | Term Loan A | Revolving Credit Facility | Line of Credit
Subsequent Event [Line Items]
Line of credit increase			20,000,000
EBITDA requirement			25,000,000
Covenant, minimum draw threshold			5,000,000
Subsequent Event | Term Loan B
Subsequent Event [Line Items]
Amount of loan			137,800,000
Subsequent Event | Wingspire Capital LLC
Subsequent Event [Line Items]
Amount of loan			$ 15,000,000